FINANCIAL INSTRUMENTS - INTEREST RATE SWAP TRANSACTIONS (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Interest Rate Swap
Derivative
Notional amount	$ 1,382,158,000	$ 1,090,400,000
Interest Rate Swap | Minimum
Derivative
Fixed interest rates	1.07%
Interest Rate Swap | Maximum
Derivative
Fixed interest rates	6.485%
Cross Currency Interest Rate Swap
Derivative
Notional amount	$ 227,200,000
Fixed interest rates	6.485%